Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total: $
							(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file
Number(s) of all institutional investment managers with Respect to which this report is filed, other that the Manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



                    Form 13F    INFORMATIONAL    TABLE
COLUMN    1     COLUMN   2   COLUMN   3  COLUMN   4    COLUMN     5     COLUMN 6

NAME OF ISSUER  TITLE OF CLASS  CUSIP       VALUE   SHRS OR  SH/  PUT/INVESTMENT
                                         (x$1000)  PRN AMT  PRN  CALL DISCRETION

3M Company	     Common    88579Y101     38596    495267  SH          Sole
Abbott Labs	     Common    002824100     30798    632280  SH          Sole
Adobe Systems        Common    00724F101     30639    745116  SH          Sole
American Express     Common    025816109     41869    690104  SH          Sole
Amgen Inc.           Common    031162100     27083    396473  SH          Sole
Autodesk	     Common    052769106     19835    490245  SH          Sole
Bershire Hathaway A  Common    084670108      6489        59  SH          Sole
Bershire Hathaway B  Common    084670207     16677      4549  SH          Sole
Cisco Sys Inc        Common    17275R102     53214   1947106  SH          Sole
Coca-Cola CO         Common    191216100     28698    594773  SH          Sole
Ebay Inc.            Common    278642103     21386    711195  SH          Sole
Harley-Davidson Inc. Common    412822108     19359    274710  SH	  Sole
Johnson & Johnson    Common    478160104     19100    289313  SH          Sole
McGraw Hill          Common    580645109     41734    613561  SH          Sole
Medtronic Inc.       Common    585055106     50115    936549  SH          Sole
Microsoft Corp.      Common    594918104     44342   1484996  SH          Sole
Nike Inc.	     Common    654106103     20918    211226  SH	  Sole
Oracle Corp	     Common    68389X105     44427   2592032  SH          Sole
Pepsico Inc          Common    713448108     34969    559061  SH          Sole
Stryker              Common    863667101     21440    389043  SH          Sole
UPS CL B             Common    911312106     33952    452816  SH          Sole